Going Concern	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 - GOING CONCERN

As shown in the accompanying consolidated financial statements, the Company has incurred significant reoccurring losses resulting in an accumulated deficit. The Company anticipates further losses in the development of its business. The Company had negative cash flows used in operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Based on its current forecast and budget, management believes that its cash resources will be sufficient to fund its operations at least until the end of the third quarter of 2021. Absent generation of sufficient revenue from the execution of the Company’s business plan and sales revenue is not anticipated before 2024, the Company will need to obtain debt or equity financing by the third quarter of 2021. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern, however, management cannot be certain that such plans can be achieved. The accompanying financial statements have been prepared assuming the Company will continue as a going concern; no adjustments to the financial statements have been made to account for this uncertainty.